Summary of Significant Accounting Policies - Stock-based Compensation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Estimated future unvested option forfeitures	0.00%	0.00%